GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                  FutureFunds Series Account
                                   Annual Report Form N-30D

                                      File No. 811-03972

The information required to be contained in this report for the period ending June 30, 2000 and July 31, 2000 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

Artisan Funds, Inc. - Artisan International Fund
File No. 811-08932
Form N-30D

Filed   via  EDGAR  and   accepted   on   September   6,  2000   Accession   No.
0001122498-00-500004

INVESCO Stock Funds, Inc. - INVESCO Dynamics Fund
File No. 811-01474
Form N-30D

Filed  via  EDGAR  and   accepted   on   September   22,  2000   Accession   No.
0000035692-00-000024